Goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
Summary of Goodwill

(CAD$ in millions)	Steelmaking Coal Business	Quebrada Blanca	Total
At January 1, 2023	$702	$416	$1,118
Changes in foreign exchange rates	—	(10)	(10)
At December 31, 2023	$702	$406	$1,108
Changes in foreign exchange rates	—	36	36
Sale of steelmaking coal business	(702)	—	(702)
At December 31, 2024	$—	$442	$442